Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
					Value of Initial Fixed $100 Investment Based on:			Company Selected Measure
Year (a)	Summary Compensation Table Total for PEO ($)(1) (b)	Compensation Actually Paid to PEO ($)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(4)(5) (e)	Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($)(6) (g)	Net Income ($) (h)	Earnings Per Share - Basic and Diluted ($) (i)
2022	1,678,867	1,590,003	797,155	731,318	95	117	110,882,000	3.07
2021	2,628,028	2,189,827	863,501	766,775	109	116	105,761,000	2.92
2020	2,711,113	1,522,389	1,589,557	709,072	91	99	92,418,000	2.60
(1)
Reflects amounts reported in the "Summary Compensation Table" for J. Keebler (PEO).
(2)
Compensation Actually Paid (CAP) includes adjustments in accordance with the SEC methodology to the total executive compensation reported from the summary compensation table. The adjustments include a deduction for actuarial present value of accumulated benefit of all defined benefit and actuarial pension plans reported in the summary compensation table; addition of actuarially determined service costs for services rendered by the executive during the covered fiscal period, deduction of grant date fair value of equity award amounts reported in the summary compensation table; and addition or subtraction of the change in fair value of the equity awards unvested and vested during the fiscal period. Compensation "actually paid" is prescribed by the rules of the disclosure and does not represent the compensation actually received by the table participants on a cash basis for any time period shown above.
(3)
To calculate CAP for the PEO, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Year	Deduction for Actuarial Pension Present Value	Addition for Service Cost for Pension	Deduction Grant Date Fair Value of Awards Granted in FY	Addition of Fair Value of Equity Awards Granted in FY	Change in Fair Value of Prior Years’ Unvested Equity Awards	Change in Fair Value of Prior Years’ Awards Vested in FY	Total Adjustment to CAP
2022	—	196,419	(504,032)	477,751	(192,116)	(66,886)	(88,864)
2021	(1,005,511)	173,740	(494,528)	645,344	192,223	50,531	(438,201)
2020	(1,213,448)	122,838	(420,052)	448,918	(113,636)	(13,344)	(1,188,724)
(4)
For fiscal years 2020 through 2022, J. Bushek, L. Hobbie, C.A. Renlund, and T. Johnson are included as other named executive officers. For fiscal year 2021 D. Peterson and for fiscal year 2020 J. Newman were also included as other named executive officers.
(5)
To calculate CAP for the average named executive officers, the following average adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Year	Deduction for Actuarial Pension Present Value	Addition for Service Cost for Pension	Deduction Grant Date Fair Value of Awards Granted in FY	Addition of Fair Value of Equity Awards Granted in FY	Change in Fair Value of Prior Years’ Unvested Equity Awards	Change in Fair Value of Prior Years’ Awards Vested in FY	Total Adjustment to CAP
2022	—	17,142	(156,186)	148,042	(55,919)	(18,916)	(65,837)
2021	(245,375)	44,404	(140,180)	182,931	48,273	13,221	(96,726)
2020	(898,791)	56,167	(133,792)	142,986	(35,715)	(11,340)	(880,485)
(6)
Peer Group Total Shareholder Return of the Edison Electric Institute (EEI) Index companies.

Named Executive Officers, Footnote [Text Block]		For fiscal years 2020 through 2022, J. Bushek, L. Hobbie, C.A. Renlund, and T. Johnson are included as other named executive officers. For fiscal year 2021 D. Peterson and for fiscal year 2020 J. Newman were also included as other named executive officers
Peer Group Issuers, Footnote [Text Block]		Peer Group Total Shareholder Return of the Edison Electric Institute (EEI) Index companies
PEO Total Compensation Amount	[1]	$ 1,678,867	$ 2,628,028	$ 2,711,113
PEO Actually Paid Compensation Amount	[2],[3]	$ 1,590,003	2,189,827	1,522,389
Adjustment To PEO Compensation, Footnote [Text Block]	calculate CAP for the PEO, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Year	Deduction for Actuarial Pension Present Value	Addition for Service Cost for Pension	Deduction Grant Date Fair Value of Awards Granted in FY	Addition of Fair Value of Equity Awards Granted in FY	Change in Fair Value of Prior Years’ Unvested Equity Awards	Change in Fair Value of Prior Years’ Awards Vested in FY	Total Adjustment to CAP
2022	—	196,419	(504,032)	477,751	(192,116)	(66,886)	(88,864)
2021	(1,005,511)	173,740	(494,528)	645,344	192,223	50,531	(438,201)
2020	(1,213,448)	122,838	(420,052)	448,918	(113,636)	(13,344)	(1,188,724)

Non-PEO NEO Average Total Compensation Amount	[4]	$ 797,155	863,501	1,589,557
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[4],[5]	$ 731,318	766,775	709,072
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	calculate CAP for the average named executive officers, the following average adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Year	Deduction for Actuarial Pension Present Value	Addition for Service Cost for Pension	Deduction Grant Date Fair Value of Awards Granted in FY	Addition of Fair Value of Equity Awards Granted in FY	Change in Fair Value of Prior Years’ Unvested Equity Awards	Change in Fair Value of Prior Years’ Awards Vested in FY	Total Adjustment to CAP
2022	—	17,142	(156,186)	148,042	(55,919)	(18,916)	(65,837)
2021	(245,375)	44,404	(140,180)	182,931	48,273	13,221	(96,726)
2020	(898,791)	56,167	(133,792)	142,986	(35,715)	(11,340)	(880,485)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The chart below illustrates the relationship of executive compensation actually paid and MGE Energy total shareholder return (TSR). Also included is the relationship of MGE Energy TSR and peer group TSR.

Compensation Actually Paid vs. Net Income [Text Block]		The chart below illustrates the relationship of executive compensation actually paid and Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]		The chart below illustrates the relationship of executive compensation actually paid and Earnings Per Share (EPS).
Total Shareholder Return Vs Peer Group [Text Block]

The chart below illustrates the relationship of executive compensation actually paid and MGE Energy total shareholder return (TSR). Also included is the relationship of MGE Energy TSR and peer group TSR.

Tabular List [Table Text Block]

The following table identifies the financial and non-financial most important performance measures used by our Committee to link compensation actually paid to our named executive officers to company performance. See further discussion in the Compensation Discussion and Analysis for description of metrics and impact to executive compensation

Performance Measures
Earnings Per Share
Return on Equity
Relative Total Shareholder Return
Customer Satisfaction Rating
Service Reliability

Total Shareholder Return Amount		$ 95	109	91
Peer Group Total Shareholder Return Amount	[6]	117	116	99
Net Income (Loss)		$ 110,882,000	$ 105,761,000	$ 92,418,000
Company Selected Measure Amount		3.07	2.92	2.60
PEO Name		J. Keebler (PEO)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Return on Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Customer Satisfaction Rating
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Service Reliability
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (88,864)	$ (438,201)	$ (1,188,724)
PEO [Member] | Deduction for Actuarial Pension Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(1,005,511)	(1,213,448)
PEO [Member] | Addition for Service Cost for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		196,419	173,740	122,838
PEO [Member] | Deduction Grant Date Fair Value of Awards Granted in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(504,032)	(494,528)	(420,052)
PEO [Member] | Addition of Fair Value of Equity Awards Granted in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		477,751	645,344	448,918
PEO [Member] | Change in Fair Value of Prior Years Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(192,116)	192,223	(113,636)
PEO [Member] | Change in Fair Value of Prior Years Awards Vested in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(66,886)	50,531	(13,344)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(65,837)	(96,726)	(880,485)
Non-PEO NEO [Member] | Deduction for Actuarial Pension Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(245,375)	(898,791)
Non-PEO NEO [Member] | Addition for Service Cost for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		17,142	44,404	56,167
Non-PEO NEO [Member] | Deduction Grant Date Fair Value of Awards Granted in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(156,186)	(140,180)	(133,792)
Non-PEO NEO [Member] | Addition of Fair Value of Equity Awards Granted in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		148,042	182,931	142,986
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(55,919)	48,273	(35,715)
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Vested in FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (18,916)	$ 13,221	$ (11,340)

[1]	Reflects amounts reported in the "Summary Compensation Table" for J. Keebler (PEO).
[2]	Compensation Actually Paid (CAP) includes adjustments in accordance with the SEC methodology to the total executive compensation reported from the summary compensation table. The adjustments include a deduction for actuarial present value of accumulated benefit of all defined benefit and actuarial pension plans reported in the summary compensation table; addition of actuarially determined service costs for services rendered by the executive during the covered fiscal period, deduction of grant date fair value of equity award amounts reported in the summary compensation table; and addition or subtraction of the change in fair value of the equity awards unvested and vested during the fiscal period. Compensation "actually paid" is prescribed by the rules of the disclosure and does not represent the compensation actually received by the table participants on a cash basis for any time period shown above.
[3]	To calculate CAP for the PEO, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Year	Deduction for Actuarial Pension Present Value	Addition for Service Cost for Pension	Deduction Grant Date Fair Value of Awards Granted in FY	Addition of Fair Value of Equity Awards Granted in FY	Change in Fair Value of Prior Years’ Unvested Equity Awards	Change in Fair Value of Prior Years’ Awards Vested in FY	Total Adjustment to CAP
2022	—	196,419	(504,032)	477,751	(192,116)	(66,886)	(88,864)
2021	(1,005,511)	173,740	(494,528)	645,344	192,223	50,531	(438,201)
2020	(1,213,448)	122,838	(420,052)	448,918	(113,636)	(13,344)	(1,188,724)

[4]	For fiscal years 2020 through 2022, J. Bushek, L. Hobbie, C.A. Renlund, and T. Johnson are included as other named executive officers. For fiscal year 2021 D. Peterson and for fiscal year 2020 J. Newman were also included as other named executive officers.
[5]	To calculate CAP for the average named executive officers, the following average adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Year	Deduction for Actuarial Pension Present Value	Addition for Service Cost for Pension	Deduction Grant Date Fair Value of Awards Granted in FY	Addition of Fair Value of Equity Awards Granted in FY	Change in Fair Value of Prior Years’ Unvested Equity Awards	Change in Fair Value of Prior Years’ Awards Vested in FY	Total Adjustment to CAP
2022	—	17,142	(156,186)	148,042	(55,919)	(18,916)	(65,837)
2021	(245,375)	44,404	(140,180)	182,931	48,273	13,221	(96,726)
2020	(898,791)	56,167	(133,792)	142,986	(35,715)	(11,340)	(880,485)

[6]	Peer Group Total Shareholder Return of the Edison Electric Institute (EEI) Index companies.